Interest in joint ventures	12 Months Ended
Dec. 31, 2022
Interest In Joint Ventures
Interest in joint ventures

Note	7 | Interest in joint ventures

The Company’s interests in joint ventures as of December 31, 2022 and 2021 are as follow:

Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.22	12.31.21
SACME	50.00%	21	27